Income Taxes - Summary of Disclosure of Federal Tax Losses (Details) - United States [Member] $ in Thousands	Dec. 31, 2019 USD ($)
2028 [Member]
Disclosure of geographical areas [line items]
Unused tax losses for which no deferred tax asset recognised	$ 369
Unused tax losses for which no deferred tax asset recognised	4,044
2029 [Member]
Disclosure of geographical areas [line items]
Unused tax losses for which no deferred tax asset recognised	178
2034 [Member]
Disclosure of geographical areas [line items]
Unused tax losses for which no deferred tax asset recognised	151
2035 [Member]
Disclosure of geographical areas [line items]
Unused tax losses for which no deferred tax asset recognised	447
2036 [Member]
Disclosure of geographical areas [line items]
Unused tax losses for which no deferred tax asset recognised	195
Expiration Year 10 [Member]
Disclosure of geographical areas [line items]
Unused tax losses for which no deferred tax asset recognised	709
2038 [Member]
Disclosure of geographical areas [line items]
Unused tax losses for which no deferred tax asset recognised	1,224
2039 [Member]
Disclosure of geographical areas [line items]
Unused tax losses for which no deferred tax asset recognised	$ 771